Segment Information (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total	$ 55,898	$ 58,364
UNITED STATES
Segment Reporting Information [Line Items]
Total	22,103	28,849
UNITED KINGDOM
Segment Reporting Information [Line Items]
Total	$ 33,795	$ 29,515